CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Cost of sales	(7,551,098)	(7,424,525)	(5,599,743)
Gross profit	694,170	599,878	343,996
Selling, marketing, general and administrative expenses	(473,903)	(436,192)	(323,190)
Merger, transaction and other related costs	0	0	(30,072)
Gain on disposal of businesses	0	192	11
Impairment and asset write-downs of property, plant and equipment	(2,217)	(397)	0
Net gain on sale of assets	(54,108)	(11,784)	(561)
Operating income (loss)	272,158	175,265	(8,694)
Other income, net	4,799	10,600	8,435
Interest income	10,083	6,407	3,805
Interest expense	(81,113)	(56,371)	(24,992)
Income (loss) from continuing operations before income taxes and equity earnings	205,927	135,901	(21,446)
Income tax expense	(43,591)	25,603	10,980
Equity method earnings	15,191	6,726	48,027
Income from continuing operations	177,527	168,230	37,561
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Net income	155,709	111,783	16,993
Less: Net income attributable to noncontrolling interests	31,646	25,287	24,212
Net income attributable to Dole plc	$ 124,063	$ 86,496	$ (7,219)
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.54	$ 1.51	$ 0.18
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	1.31	0.91	(0.10)
Income (Loss) from Continuing Operations, Per Diluted Share	1.53	1.51	0.18
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 1.30	$ 0.91	$ (0.10)
Weighted average shares outstanding - basic (in shares)	94,917	94,886	72,190
Weighted average shares outstanding - diluted (in shares)	95,118	94,914	72,384